Angel Oak Mortgage Trust 2021-6 ABS-15G

Exhibit 99.19

Client:	Amerihome PCQC Non-QM
Batch:
Report Pulled:
Loan Count:	1
Loan Number	Appraised Date	Appraised Value	CDA Date	CDA Value	CDA Variance	CU Score	CU Score Date
2021060497	xxxx	xxxx	xxxx	xxxx	0	3.1	xxxx